Consolidated statement of profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of profit or loss
Research and development expenses	€ (48,877)	€ (39,310)	€ (26,311)
General and administrative expenses	(12,791)	(10,133)	(6,097)
Total operating expenses	(61,668)	(49,443)	(32,408)
Other operating income	2,393	1,422	1,218
Operating loss	(59,275)	(48,021)	(31,190)
Changes in fair value of financial liabilities	(4,857)	848	18,964
Financial expenses	(133)	(357)	(86)
Financial income	1,718	1,267	303
Loss before taxes	(62,547)	(46,263)	(12,009)
Income tax (expense)/income		(4)	619
Loss for the year	€ (62,547)	€ (46,267)	€ (11,390)
Weighted average number of common shares outstanding, Basic	541,126	541,126	541,126
Weighted average number of common shares outstanding, Diluted	541,126	541,126	541,126
Basic loss per share (in €)	€ (143.22)	€ (107.09)	€ (35.63)
Diluted loss per share (in €)	€ (143.22)	€ (107.09)	€ (35.63)